Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations	$ (244,043)	$ 462,530	$ 495,117
Deferred tax assets:
Exit costs, environ-mental and other similar items	50,193	74,535	63,851
Employee related and benefit items	104,098	166,313	141,974
Other items	110,960	148,910	116,302
Total deferred tax assets	265,251	389,758	322,127
Deferred tax liabilities:
Depreciation and amortization	1,506,650	254,430	241,101
LIFO inventories	78,952	83,659	89,330
Other items	49,670	59,746	33,433
Total deferred tax liabilities	1,635,272	397,835	363,864
Net deferred tax liabilities	$ 1,370,021	$ 8,077	$ 41,737